Net income Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net income Per Share [Abstract]
Numerator for diluted net income per share calculation	¥ 17,385	¥ 9,458
Denominator for diluted net income per share calculation	20,827,256,643	13,937,948,159
Diluted	¥ 0.001	¥ 0.001